UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23875

Madison ETFs Trust

(Exact name of registrant as specified in charter)

550 Science Drive
Madison, Wisconsin 53711

(Address of principal executive offices) (Zip code)

Greg Hoppe
Madison ETFs Trust
550 Science Drive
Madison, Wisconsin 53711

(Name and address of agent for service)

800-767-0300

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Madison Aggregate Bond ETF MAGG (Principal U.S. Listing Exchange: NYSE) Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Aggregate Bond ETF	$41	0.40%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Aggregate Bond ETF returned 6.03% on a NAV basis for the one-year period ended June 30th, 2025. The Fund underperformed the Bloomberg U.S. Aggregate Bond Index which returned 6.08%.

Performance was driven by overweight allocations to corporate bonds and mortgage-backed securities relative to the index. The primary detractor was an overweight to longer maturity U.S. Treasuries, which lagged as the yield curve steepened over the past year.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/28/2023)
Madison Aggregate Bond ETF NAV	6.03	5.90
Bloomberg U.S. Aggregate Bond Index	6.08	5.54

Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
* The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Madison Aggregate Bond ETF	PAGE 1	TSR_AR_557441300

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$67,216,000
Number of Holdings	216
Net Advisory Fee	$257,420
Portfolio Turnover	27%
Average Credit Quality	AA3
Effective Duration	5.70 years
30-Day SEC Yield	4.50%
Distribution Yield	4.50%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Mortgage-Backed Securities	35.1%
Corporate Bonds	32.2%
U.S. Treasury Securities	23.7%
Collateralized Mortgage Obligations	4.2%
Asset-Backed Securities	2.8%
Cash & Other	2.0%
Top 10 Issuers	(%)
United States Treasury Note/Bond	23.7%
Federal National Mortgage Association	20.3%
Federal Home Loan Mortgage Corp.	17.0%
Towd Point Mortgage Trust	1.2%
GE HealthCare Technologies, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Energy Transfer LP	1.0%
Morgan Stanley	0.9%
Citigroup, Inc.	0.9%
PNC Financial Services Group, Inc.	0.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Aggregate Bond ETF	PAGE 2	TSR_AR_557441300

Madison Covered Call ETF CVRD (Principal U.S. Listing Exchange: NYSE) Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about the Madison Covered Call ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Covered Call ETF	$95	0.92%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Covered Call ETF returned 6.09% on a NAV basis for the one-year period ended June 30, 2025. The Fund underperformed the CBOE S&P 500 BuyWrite Monthly Index and the S&P 500 Index which returned 10.25% and 15.16%, respectfully.

The Fund’s underweight to mega-cap growth stocks and focus on defensive, income-oriented positions contributed to underperformance. Elevated option coverage reflected a cautious stance amid high market valuations. Sector positioning and stock selection also detracted from results, as the Fund remained underexposed to high-performing sectors such as Technology, Consumer Discretionary, and Communication Services.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Madison Covered Call ETF NAV	6.09	6.95
S&P 500 TR	15.16	22.01
Cboe S&P 500 BuyWrite Monthly Index	10.25	11.09

Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
* The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Madison Covered Call ETF	PAGE 1	TSR_AR_557441409

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$43,659,604
Number of Holdings	73
Net Advisory Fee	$531,752
Portfolio Turnover	82%
30-Day SEC Yield	1.39%
Distribution Yield	1.93%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Technology	27.0%
Financials	12.3%
Consumer Discretionary	9.5%
Health Care	9.2%
Communications	8.4%
Industrials	7.8%
Consumer Staples	5.7%
Energy	4.5%
Real Estate	2.9%
Cash & Other	12.7%
Top 10 Issuers	(%)
PayPal Holdings, Inc.	4.0%
Adobe, Inc.	3.8%
Texas Instruments, Inc.	3.6%
Comcast Corp.	3.6%
Accenture PLC	3.6%
Advanced Micro Devices, Inc.	3.5%
ASML Holding NV	3.4%
Microchip Technology, Inc.	3.4%
Danaher Corp.	3.2%
MKS, Inc.	3.0%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Covered Call ETF	PAGE 2	TSR_AR_557441409

Madison Dividend Value ETF DIVL (Principal U.S. Listing Exchange: NYSE) Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about the Madison Dividend Value ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Dividend Value ETF	$69	0.65%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Dividend Value ETF returned 12.96% on a NAV basis for the one-year period ended June 30, 2025. The Fund underperformed the Russell 1000 Value Total Return Index, which returned 13.70%, and the Lipper Equity Funds Index, which returned 13.01%, and the S&P 500 Index which returned 15.16%.

Relative performance was supported by strong stock selection in Health Care, Industrials, Materials, and Financials. However, underperformance in Consumer Staples, Energy, Communication Services, Utilities, and Technology weighed on results.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Madison Dividend Value ETF	PAGE 1	TSR_AR_557441508

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/14/2023)
Madison Dividend Value ETF NAV	12.96	8.03
Lipper Equity Income Funds Index	13.01	13.53
Russell 1000 Value Total Return Index	13.70	13.18
S&P 500 TR	15.16	20.51

Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
* The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$60,435,408
Number of Holdings	38
Net Advisory Fee	$381,976
Portfolio Turnover	50%
30-Day SEC Yield	1.93%
Distribution Yield	2.49%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Industrials	22.6%
Financials	20.6%
Health Care	14.9%
Energy	9.7%
Materials	6.9%
Technology	6.3%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Real Estate	3.8%
Cash & Other	3.9%

Top 10 Issuers	(%)
Morgan Stanley	4.2%
Fastenal Co.	4.1%
Automatic Data Processing, Inc.	4.1%
Blackrock, Inc.	4.0%
CME Group, Inc.	4.0%
Honeywell International, Inc.	4.0%
Texas Instruments, Inc.	3.9%
Home Depot, Inc.	3.5%
NextEra Energy, Inc.	3.5%
TE Connectivity PLC	3.4%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multipleaccounts at the same address (Householding). If you would prefer that your Madison Investments documents not behouseholded, please contact Madison Investmentsat 800-767-0300, or contact your financial intermediary. Yourinstructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Dividend Value ETF	PAGE 2	TSR_AR_557441508

Madison Short-Term Strategic Income ETF MSTI (Principal U.S. Listing Exchange: NYSE) Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for theperiod of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Short-Term Strategic Income ETF	$41	0.40%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Short-Term Strategic Income ETF returned 6.87% on a NAV basis for the one-year period ended June 30th,2025. The Fund outperformed the Bloomberg U.S. 1–5 Year Government/Credit Index which returned 6.42%, andtheBloomberg U.S. Aggregate Bond Index which returned 6.08%.

Outperformance was primarily driven by overweight positions in below investment grade corporate bonds, as well asasset-backed and mortgage-backed securities. However, the Fund’s exposure to securities with maturities beyond fiveyears detracted from results. Overall, the Fund’s sector allocation contributed positively to relative performance despiteheadwinds from duration positioning.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAVperformance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees andother expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/05/2023)
Madison Short-Term Strategic Income ETF NAV	6.87	6.93
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42	5.89
Bloomberg U.S. Aggregate Bond Index	6.08	5.77

Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
* The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Madison Short-Term Strategic Income ETF	PAGE 1	TSR_AR_557441201

KEY FUND STATISTICS (as of June 30, 2025)
Net Assets	$67,917,809
Number of Holdings	108
Net Advisory Fee	$263,364
Portfolio Turnover	33%
Average Credit Quality	BAA1
Effective Duration	2.42 years
30-Day SEC Yield	4.56%
Distribution Yield	4.56%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Financials	29.6%
Mortgage Securities	21.4%
Energy	9.1%
Industrials	6.3%
Asset Backed Securities	6.0%
Health Care	5.1%
Government	4.5%
Communications	4.3%
Technology	3.9%
Cash & Other	9.8%
Top 10 Issuers	(%)
Federal National Mortgage Association	13.2%
Federal Home Loan Mortgage Corp.	5.6%
United States Treasury Note/Bond	3.8%
Capital One Financial Corp.	3.5%
Bank of America Corp.	2.4%
Morgan Stanley	2.2%
GE HealthCare Technologies, Inc.	2.2%
PNC Financial Services Group, Inc.	2.0%
Fifth Third Bancorp	1.9%
Marathon Petroleum Corp.	1.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multipleaccounts at the same address (Householding). If you would prefer that your Madison Investments documents not behouseholded, please contact Madison Investmentsat 800-767-0300, or contact your financial intermediary. Yourinstructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Short-Term Strategic Income ETF	PAGE 2	TSR_AR_557441201

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 800-767-0300.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Richard E. Struthers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services since inception. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. These services were for the completion of the Funds federal and state income tax returns, excise tax returns, and review of excise tax calculations. “Other services” refer to other services rendered by the registrant’s principal accountant to the registrant other than those reported under the "audit services", "audit-related services", and "tax services”. The following table details the aggregate fees billed or expected to be billed since inception for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Madison Short-Term Strategic Income ETF

	FYE 6/30/2025	FYE 6/30/2024
Audit Fees	$13,000	$13,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Madison Aggregate Bond ETF

	FYE 6/30/2025	FYE 6/30/2024
Audit Fees	$13,000	$13,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Madison Covered Call ETF

	FYE 6/30/2025	FYE 6/30/2024
Audit Fees	$12,000	$12,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Madison Dividend Value ETF

	FYE 6/30/2025	FYE 6/30/2024
Audit Fees	$11,500	$11,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

(e)(1) The audit committee of the registrant has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. The audit committee may delegate to one or more of its members the authority to grant such pre-approvals. Any decision of any member to whom such authority is delegated shall be presented to the full audit committee at the next regularly scheduled meeting of the registrant’s board of trustees.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant since inception.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no such non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Steven P. Riege and Richard E. Struthers.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

FUNDS®

MADISON ETFs(R)

Financial Statements

June 30, 2025

Madison Aggregate Bond ETF

Schedule of Investments

June 30, 2025

MORTGAGE-BACKED SECURITIES - 35.1%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	$122,025	$114,978
Pool G08653, 3.00%, 07/01/2045	203,820	181,699
Pool G08779, 3.50%, 09/01/2047	88,497	81,556
Pool G60722, 3.00%, 10/01/2046	255,345	227,708
Pool G61386, 3.50%, 06/01/2048	112,672	103,306
Pool Q04092, 4.00%, 10/01/2041	165,185	159,614
Pool Q35614, 3.50%, 08/01/2045	260,398	242,358
Pool Q52955, 3.50%, 12/01/2047	112,388	103,122
Pool QA1033, 3.00%, 07/01/2049	193,412	169,253
Pool RA7380, 3.50%, 05/01/2052	380,558	344,128
Pool RA8278, 5.00%, 12/01/2052	207,719	204,700
Pool RB5105, 2.00%, 03/01/2041	99,104	85,354
Pool SB0546, 2.00%, 01/01/2036	329,115	303,304
Pool SB8384, 5.00%, 05/01/2040	489,629	493,090
Pool SC0151, 2.50%, 06/01/2041	323,420	289,343
Pool SD0960, 3.50%, 04/01/2052	490,785	449,426
Pool SD1859, 5.50%, 11/01/2052	119,167	120,169
Pool SD1921, 4.50%, 12/01/2052	325,654	313,877
Pool SD2172, 5.50%, 02/01/2053	332,949	336,048
Pool SD2875, 5.00%, 05/01/2053	776,841	770,240
Pool SD3174, 5.50%, 06/01/2053	422,837	425,680
Pool SD3739, 6.00%, 09/01/2053	489,230	501,838
Pool SD4901, 5.50%, 02/01/2054	265,392	266,359
Pool SD7552, 2.50%, 01/01/2052	613,836	516,822
Pool SD7556, 3.00%, 08/01/2052	456,538	399,453
Pool SD8214, 3.50%, 05/01/2052	81,168	73,244
Pool SD8266, 4.50%, 11/01/2052	1,116,069	1,069,429
Pool SD8267, 5.00%, 11/01/2052	578,469	569,706
Pool SD8268, 5.50%, 11/01/2052	97,634	97,958
Pool SD8276, 5.00%, 12/01/2052	418,340	412,002
Pool SD8299, 5.00%, 02/01/2053	212,596	209,080
Pool SD8349, 5.50%, 08/01/2053	211,970	212,238
Pool SD8363, 6.00%, 09/01/2053	638,657	649,940
Pool V80025, 3.00%, 04/01/2043	103,502	93,496
Pool V80026, 3.00%, 04/01/2043	851,944	770,239
Pool ZS8641, 2.50%, 02/01/2032	92,299	88,610
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	91,924	89,853
Pool AB2080, 4.00%, 01/01/2041	147,235	142,233
Pool AB8818, 3.00%, 03/01/2043	82,184	74,192
Pool AJ4046, 4.00%, 10/01/2041	149,519	145,096
Pool AL3072, 3.00%, 02/01/2043	335,634	303,486
Pool AL8924, 3.00%, 12/01/2030	100,696	98,807
Pool AO4134, 3.50%, 06/01/2042	206,372	193,825
Pool AP2133, 3.50%, 08/01/2042	193,039	181,262
Pool AP7363, 4.00%, 10/01/2042	222,229	214,102
Pool BE0108, 3.00%, 01/01/2047	97,250	86,886
Pool BV4133, 2.50%, 03/01/2052	321,862	267,125
Pool CB2548, 2.50%, 01/01/2052	98,968	82,837
Pool CB2601, 2.00%, 01/01/2052	119,152	96,040
Pool CB3105, 2.00%, 03/01/2052	609,361	491,154
Pool CB3115, 3.00%, 03/01/2052	559,960	491,823
Pool CB3845, 3.50%, 06/01/2052	405,258	366,464
Pool CB4383, 4.50%, 08/01/2052	423,719	407,450
Pool FM5530, 4.00%, 11/01/2050	358,470	335,713
Pool FS1704, 4.00%, 05/01/2052	227,405	213,199
Pool FS2605, 4.50%, 08/01/2052	110,660	106,053
Pool FS4049, 2.50%, 09/01/2036	344,053	323,503
Pool FS4138, 2.50%, 04/01/2052	377,157	316,203
Pool FS4296, 3.00%, 01/01/2049	402,698	363,515

The accompanying notes are an integral part of these financial statements.	1

Madison Aggregate Bond ETF

Schedule of Investments

June 30, 2025 (Continued)

Pool FS4996, 4.50%, 07/01/2053	368,083	353,151
Pool FS5575, 5.50%, 09/01/2053	127,312	128,313
Pool FS7759, 5.50%, 05/01/2054	234,627	235,265
Pool FS9948, 2.50%, 04/01/2052	475,078	403,073
Pool MA2177, 4.00%, 02/01/2035	152,194	150,725
Pool MA4571, 2.50%, 03/01/2042	783,019	697,839
Pool MA4732, 4.00%, 09/01/2052	418,167	389,582
Pool MA4783, 4.00%, 10/01/2052	548,647	510,295
Pool MA4785, 5.00%, 10/01/2052	193,834	190,907
Pool MA4806, 5.00%, 11/01/2052	586,567	578,770
Pool MA4841, 5.00%, 12/01/2052	927,344	914,357
Pool MA4842, 5.50%, 12/01/2052	269,957	270,750
Pool MA4941, 5.50%, 03/01/2053	317,328	318,015
Pool MA5013, 4.50%, 05/01/2038	88,099	87,591
Pool MA5072, 5.50%, 07/01/2053	1,046,066	1,047,523
Pool MA5539, 5.00%, 11/01/2044	226,675	226,618
Pool MA5585, 5.00%, 01/01/2055	241,887	237,155
TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,404,472)		23,580,117

CORPORATE BONDS - 32.3%	Par	Value
Communications - 0.3%
Verizon Communications, Inc., 4.33%, 09/21/2028	200,000	200,799

Consumer Discretionary - 2.1%
BorgWarner, Inc., 5.40%, 08/15/2034	400,000	404,565
Home Depot, Inc., 5.88%, 12/16/2036	225,000	241,357
Lowe's Cos., Inc., 4.25%, 04/01/2052	150,000	117,504
Paychex, Inc., 5.60%, 04/15/2035	300,000	310,170
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	100,000	105,659
Tractor Supply Co., 5.25%, 05/15/2033	225,000	229,724
		1,408,979

Consumer Staples - 2.3%
Diageo Investment Corp., 5.13%, 08/15/2030	200,000	205,998
J M Smucker Co.
5.90%, 11/15/2028	100,000	105,020
6.20%, 11/15/2033	350,000	375,410
Mars, Inc.
5.20%, 03/01/2035(a)	225,000	227,553
5.70%, 05/01/2055(a)	300,000	299,672
Walmart, Inc., 4.90%, 04/28/2035	300,000	303,892
		1,517,545

Energy - 4.5%
Devon Energy Corp., 5.20%, 09/15/2034	350,000	339,880
Energy Transfer LP
5.25%, 04/15/2029	200,000	204,777
6.55%, 12/01/2033	300,000	325,551
5.60%, 09/01/2034	150,000	152,384
Enterprise Products Operating LLC, 5.35%, 01/31/2033	250,000	258,951
Exxon Mobil Corp., 4.11%, 03/01/2046	275,000	226,043
Kinder Morgan, Inc., 5.55%, 06/01/2045	200,000	188,893
MPLX LP, 4.80%, 02/15/2029	200,000	201,925
Murphy Oil USA, Inc., 5.63%, 05/01/2027	200,000	200,047
ONEOK, Inc., 5.80%, 11/01/2030	150,000	156,987
Phillips 66 Co., 4.95%, 12/01/2027	200,000	203,088
Schlumberger Holdings Corp., 3.90%, 05/17/2028(a)	150,000	148,453
Valero Energy Corp.
5.15%, 02/15/2030	250,000	254,868
4.00%, 06/01/2052	250,000	176,647
		3,038,494

The accompanying notes are an integral part of these financial statements.	2

Madison Aggregate Bond ETF

Schedule of Investments

June 30, 2025 (Continued)

Financials - 14.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	350,000	351,456
Air Lease Corp., 1.88%, 08/15/2026	90,000	87,474
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	150,000	143,607
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	263,946
American Express Co.
4.05%, 05/03/2029	20,000	19,990
5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	350,000	359,845
Bank of America Corp.
1.66% to 03/11/2026 then SOFR + 0.91%, 03/11/2027	90,000	88,276
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	175,000	176,998
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	280,000	283,279
Bank of New York Mellon Corp.
4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	275,000	277,984
5.83% to 10/25/2032 then SOFR + 2.07%, 10/25/2033	75,000	79,547
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	30,000	23,249
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	125,000	127,960
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	170,000	178,426
Citigroup, Inc.
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	300,000	299,354
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	300,000	291,383
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	250,000	251,552
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	120,000	114,571
Fiserv, Inc., 3.50%, 07/01/2029	100,000	96,304
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	375,000	375,419
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	115,000	114,929
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	300,000	314,718
Intercontinental Exchange, Inc., 4.60%, 03/15/2033	150,000	149,315
Iron Mountain, Inc., 4.50%, 02/15/203(a)	150,000	142,967
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	100,000	104,621
JPMorgan Chase & Co.
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	150,000	155,729
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	300,000	301,811
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	250,000	259,202
KeyCorp, 4.10%, 04/30/2028	100,000	99,356
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	275,000	267,099
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	300,000	308,487
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032	90,000	76,923
4.89% to 07/20/2032 then SOFR + 2.08%, 07/20/2033	225,000	225,280
PayPal Holdings, Inc., 5.10%, 04/01/2035	250,000	251,071
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	250,000	256,014
4.90% to 05/13/2030 then SOFR + 1.33%, 05/13/2031	100,000	101,275
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	223,633
Public Storage Operating Co., 5.13%, 01/15/2029	275,000	283,509
Regions Financial Corp., 1.80%, 08/12/2028	200,000	184,634
Synchrony Financial, 3.70%, 08/04/2026	275,000	272,387
Truist Financial Corp.
5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	175,000	177,607
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	300,000	313,370
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	200,000	200,432
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	190,000	187,645
Wells Fargo & Co.
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	175,000	180,672
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029	150,000	158,508
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	20,000	20,003
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	200,000	204,725
Welltower OP LLC, 2.75%, 01/15/2032	150,000	133,911

The accompanying notes are an integral part of these financial statements.	3

Madison Aggregate Bond ETF

Schedule of Investments

June 30, 2025 (Continued)

Weyerhaeuser Co., 3.38%, 03/09/2033	250,000	223,938
		9,784,391

Health Care - 2.9%
AbbVie, Inc., 5.40%, 03/15/2054	300,000	292,020
Amgen, Inc., 5.65%, 03/02/2053	250,000	244,640
Centene Corp., 2.45%, 07/15/2028	150,000	139,278
Eli Lilly & Co., 4.60%, 08/14/2034	250,000	247,672
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	350,000	355,061
6.38%, 11/22/2052	385,000	415,008
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	250,000	236,420
Zoetis, Inc., 3.00%, 05/15/2050	50,000	32,948
		1,963,047

Industrials - 1.8%
BAE Systems PLC, 5.30%, 03/26/2034(a)	200,000	204,481
Boeing Co., 6.86%, 05/01/2054	250,000	274,039
Nordson Corp., 5.80%, 09/15/2033	100,000	105,667
Norfolk Southern Corp., 5.95%, 03/15/2064	250,000	257,622
Textron, Inc., 2.45%, 03/15/2031	100,000	88,604
United Rentals North America, Inc., 5.50%, 05/15/2027	260,000	260,058
		1,190,471

Materials - 1.0%
Ball Corp., 4.88%, 03/15/2026	190,000	189,753
Packaging Corp. of America, 4.05%, 12/15/2049	100,000	76,640
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032	125,000	127,165
Vulcan Materials Co., 3.50%, 06/01/2030	110,000	105,211
WRKCo, Inc., 3.90%, 06/01/2028	150,000	148,014
		646,783

Technology - 2.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	250,000	241,701
Cisco Systems, Inc., 5.05%, 02/26/2034	250,000	255,993
Dell International LLC / EMC Corp., 3.45%, 12/15/2051	200,000	137,289
Gartner, Inc., 4.50%, 07/01/2028(a)	180,000	178,094
NetApp, Inc., 5.50%, 03/17/2032	250,000	257,461
Oracle Corp.
6.15%, 11/09/2029	250,000	266,666
3.95%, 03/25/2051	55,000	40,629
		1,377,833

Utilities - 0.8%
Duke Energy Corp., 4.30%, 03/15/2028	180,000	180,203
Florida Power & Light Co., 2.88%, 12/04/2051	400,000	252,482
PECO Energy Co., 3.05%, 03/15/2051	200,000	131,055
		563,740
TOTAL CORPORATE BONDS (Cost $21,167,119)		21,692,082

U.S. TREASURY SECURITIES - 23.7%	Par	Value
United States Treasury Note/Bond
4.63%, 06/15/2027	500,000	508,262
4.38%, 08/31/2028	950,000	968,592
4.88%, 10/31/2028	2,000,000	2,071,719
4.00%, 07/31/2030	2,500,000	2,521,387
4.13%, 11/15/2032	1,550,000	1,560,717
3.50%, 02/15/2033	1,750,000	1,687,041
4.38%, 05/15/2034	2,450,000	2,488,568
3.88%, 05/15/2043	1,000,000	894,023
4.63%, 05/15/2044	1,000,000	981,836
4.13%, 08/15/2053	2,000,000	1,789,375
4.25%, 08/15/2054	500,000	457,304
TOTAL U.S. TREASURY SECURITIES (Cost $15,992,528)		15,928,824

The accompanying notes are an integral part of these financial statements.	4

Madison Aggregate Bond ETF

Schedule of Investments

June 30, 2025 (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 5.31% (30 day avg SOFR US + 1.00%),
12/25/2041(a)	100,805	100,742
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.21%, 11/25/2027(b)	204,133	199,955
Series 2020-44, Class TI, 5.50%, 12/25/2035(c)	441,519	63,621
Series 2022-M1, Class A2, 1.72%, 10/25/2031(b)	530,000	451,335
Series 2024-99, Class EA, 5.50%, 05/25/2051	443,737	450,268
Series 2025-5, Class EA, 5.50%, 10/25/2051	364,196	369,617
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041(a)(b)	189,156	170,220
FREMF Mortgage Trust, Series 2020-K106, Class B, 3.68%, 03/25/2053 (a)(b)	100,000	93,730
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	496,905	489,371
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	93,626	83,784
Series 2024-5, Class A4, 6.00%, 11/25/2054(a)(b)	161,768	163,303
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043(b)	217,406	195,014
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,802,612)		2,830,960

ASSET-BACKED SECURITIES - 2.8%	Par	Value
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	110,000	110,102
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	130,000	129,629
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027(a)	13,109	13,121
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029(a)	14,568	14,626
Series 2023-1, Class A2, 5.51%, 01/22/2029(a)	15,415	15,462
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029	50,000	50,077
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035(a)	80,245	80,640
Series 2023-2A, Class A1, 6.16%, 10/15/2035(a)	152,106	153,946
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.43%, 10/27/2064(a)(b)	445,652	447,657
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(b)	347,220	348,468
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	508,341
TOTAL ASSET-BACKED SECURITIES (Cost $1,856,790)		1,872,069

TOTAL INVESTMENTS - 98.1% (Cost $65,223,521)		65,904,052
Money Market Deposit Account - 1.1%(d)		767,714
Other Assets in Excess of Liabilities - 0.8%		544,234
TOTAL NET ASSETS - 100.0%		$67,216,000

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $3,395,719 or 5.1% of the Fund’s net assets.

(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(c)	Interest only security.

(d)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.	5

Madison Covered Call ETF

Schedule of Investments

June 30, 2025

COMMON STOCKS - 91.8%	Shares	Value
Communications - 8.7%
Alphabet, Inc. - Class C(a)	5,800	$1,028,862
Comcast Corp. - Class A(a)	44,800	1,598,912
T-Mobile US, Inc. (a)	4,800	1,143,648
		3,771,422

Consumer Discretionary - 9.5%
Amazon.com, Inc.(a)(b)	6,000	1,316,340
Lowe's Cos., Inc.(a)	4,300	954,041
NIKE, Inc. - Class B(a)	14,000	994,560
Ross Stores, Inc.(a)	7,000	893,060
		4,158,001

Consumer Staples - 5.7%
Archer-Daniels-Midland Co.(a)	11,400	601,692
Constellation Brands, Inc. - Class A(a)	5,800	943,544
PepsiCo, Inc.(a)	7,200	950,688
		2,495,924

Energy - 4.5%
ConocoPhillips(a)	8,000	717,920
Matador Resources Co.(a)	19,000	906,680
Transocean Ltd. (b)	135,000	349,650
		1,974,250

Financials - 12.3%
Blackrock, Inc.(a)	700	734,475
Fiserv, Inc.(a)(b)	5,500	948,255
Marsh & McLennan Cos., Inc.(a)	3,000	655,920
Morgan Stanley(a)	5,000	704,300
PayPal Holdings, Inc.(a)(b)	24,000	1,783,680
Visa, Inc. - Class A(a)	1,500	532,575
		5,359,205

Health Care - 9.2%
Agilent Technologies, Inc.(a)	7,000	826,070
Danaher Corp.(a)	7,200	1,422,288
Labcorp Holdings, Inc.(a)	2,500	656,275
Medtronic PLC(a)	12,800	1,115,776
		4,020,409

Industrials - 7.8%
Honeywell International, Inc.(a)	5,600	1,304,128
Union Pacific Corp.(a)	4,400	1,012,352
United Parcel Service, Inc. - Class B(a)	10,700	1,080,058
		3,396,538

Materials - 2.9%
Cameco Corp.(a)	17,000	1,261,910

Technology - 28.6%(c)
Accenture PLC - Class A(a)	5,300	1,584,117
Adobe, Inc.(a)(b)	4,400	1,702,272
Advanced Micro Devices, Inc.(a)(b)	11,800	1,674,420
ASML Holding NV(a)	2,000	1,602,780
Hewlett Packard Enterprise Co.(a)	67,000	1,370,150
Microchip Technology, Inc.(a)	22,200	1,562,214
MKS, Inc.(a)	13,500	1,341,360
Texas Instruments, Inc.(a)	8,000	1,660,960
		12,498,273

The accompanying notes are an integral part of these financial statements.	6

Madison Covered Call ETF

  Schedule of Investments

June 30, 2025 (Continued)

Utilities - 2.6%
AES Corp.(a)	107,000	1,125,640
TOTAL COMMON STOCKS (Cost $44,737,652)		40,061,572

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.9%	Shares	Value
Real Estate - 2.9%
American Tower Corp.(a)	5,800	1,281,916
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,348,550)		1,281,916

TOTAL INVESTMENTS - 94.7% (Cost $46,086,202)		41,343,488
Money Market Deposit Account - 8.5%(d)		3,695,006
Liabilities in Excess of Other Assets - (3.2)%		(1,378,890)
TOTAL NET ASSETS - 100.0%		$43,659,604

 two   –%

Percentages are stated as a percent of net assets.   –%

PLC - Public Limited Company

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(b)	Non-income producing security.

(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(d)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.	7

Madison Covered Call ETF

Schedule of Written Options

June 30, 2025

WRITTEN OPTIONS - (3.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (3.3)%
Accenture PLC, Expiration: 09/19/2025; Exercise Price: $320.00	$(1,584,117)	(53)	$(25,705)
Adobe, Inc., Expiration: 08/15/2025; Exercise Price: $400.00	(1,702,272)	(44)	(39,600)
Advanced Micro Devices, Inc., Expiration: 08/15/2025; Exercise Price: $140.00	(1,674,420)	(118)	(127,145)
AES Corp., Expiration: 08/15/2025; Exercise Price: $12.00	(562,820)	(535)	(14,711)
Agilent Technologies, Inc., Expiration: 09/19/2025; Exercise Price: $125.00	(826,070)	(70)	(33,950)
Alphabet, Inc., Expiration: 08/15/2025; Exercise Price: $180.00	(1,028,862)	(58)	(45,820)
Amazon.com, Inc., Expiration: 07/18/2025; Exercise Price: $220.00	(1,316,340)	(60)	(31,350)
American Tower Corp., Expiration: 09/19/2025; Exercise Price: $230.00	(1,281,916)	(58)	(35,380)
Archer-Daniels-Midland Co., Expiration: 09/19/2025; Exercise Price: $60.00	(601,692)	(114)	(6,555)
ASML Holding NV, Expiration: 07/18/2025; Exercise Price: $770.00	(1,602,780)	(20)	(99,000)
Blackrock, Inc., Expiration: 08/15/2025; Exercise Price: $1,020.00	(734,475)	(7)	(37,590)
Cameco Corp., Expiration: 08/15/2025; Exercise Price: $80.00	(1,261,910)	(170)	(45,815)
Comcast Corp., Expiration: 09/19/2025; Exercise Price: $37.50	(1,598,912)	(448)	(40,096)
ConocoPhillips, Expiration: 09/19/2025; Exercise Price: $100.00	(717,920)	(80)	(11,800)
Constellation Brands, Inc., Expiration: 08/15/2025; Exercise Price: $175.00	(943,544)	(58)	(19,720)
Danaher Corp., Expiration: 08/15/2025; Exercise Price: $210.00	(1,422,288)	(72)	(31,320)
Fiserv, Inc., Expiration: 08/15/2025; Exercise Price: $175.00	(948,255)	(55)	(40,975)
Hewlett Packard Enterprise Co., Expiration: 09/19/2025; Exercise Price: $20.00	(1,370,150)	(670)	(116,580)
Honeywell International, Inc., Expiration: 07/18/2025; Exercise Price: $230.00	(1,304,128)	(56)	(31,640)
Labcorp Holdings, Inc., Expiration: 08/15/2025; Exercise Price: $260.00	(656,275)	(25)	(27,500)
Lowe's Cos., Inc., Expiration: 09/19/2025; Exercise Price: $250.00	(954,041)	(43)	(7,719)
Marsh & McLennan Cos., Inc., Expiration: 09/19/2025; Exercise Price: $240.00	(655,920)	(30)	(5,250)
Matador Resources Co., Expiration: 09/19/2025; Exercise Price: $55.00	(906,680)	(190)	(20,425)
Medtronic PLC, Expiration: 09/19/2025; Exercise Price: $90.00	(1,115,776)	(128)	(28,224)
Microchip Technology, Inc., Expiration: 08/15/2025; Exercise Price: $72.50	(1,562,214)	(222)	(82,140)
MKS, Inc., Expiration: 07/18/2025; Exercise Price: $100.00	(1,341,360)	(135)	(47,250)
Morgan Stanley, Expiration: 08/15/2025; Exercise Price: $135.00	(704,300)	(50)	(44,875)
NIKE, Inc., Expiration: 08/15/2025; Exercise Price: $65.00	(994,560)	(140)	(101,500)
PayPal Holdings, Inc., Expiration: 08/15/2025; Exercise Price: $80.00	(1,783,680)	(240)	(49,200)
PepsiCo, Inc., Expiration: 09/19/2025; Exercise Price: $140.00	(950,688)	(72)	(24,300)
Ross Stores, Inc., Expiration: 07/18/2025; Exercise Price: $160.00	(637,900)	(50)	(1,625)
Texas Instruments, Inc., Expiration: 07/18/2025; Exercise Price: $200.00	(1,660,960)	(80)	(75,400)
T-Mobile US, Inc., Expiration: 08/15/2025; Exercise Price: $260.00	(1,143,648)	(48)	(12,216)
Union Pacific Corp., Expiration: 08/15/2025; Exercise Price: $240.00	(1,012,352)	(44)	(13,530)
United Parcel Service, Inc., Expiration: 07/18/2025; Exercise Price: $100.00	(1,080,058)	(107)	(29,372)
Visa, Inc., Expiration: 08/15/2025; Exercise Price: $350.00	(532,575)	(15)	(23,175)
TOTAL WRITTEN OPTIONS (Premiums received $1,014,516)			$(1,428,453)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	8

Madison Dividend Value ETF

Schedule of Investments

June 30, 2025

COMMON STOCKS - 95.8%	Shares	Value
Consumer Discretionary - 6.2%
Home Depot, Inc.	5,737	$2,103,414
Lowe’s Cos., Inc.	7,401	1,642,060
		3,745,474

Consumer Staples - 5.1%
Colgate-Palmolive Co.	8,670	788,103
Mondelez International, Inc. - Class A	21,927	1,478,757
Procter & Gamble Co.	5,118	815,400
		3,082,260

Energy - 9.7%
Chevron Corp.	11,632	1,665,586
ConocoPhillips	12,754	1,144,544
EOG Resources, Inc.	14,248	1,704,203
Exxon Mobil Corp.	12,598	1,358,065
		5,872,398

Financials - 20.6%
Bank of America Corp.	42,503	2,011,242
Blackrock, Inc.	2,315	2,429,014
CME Group, Inc.	8,743	2,409,746
JPMorgan Chase & Co.	6,405	1,856,873
Marsh & McLennan Cos., Inc.	5,527	1,208,423
Morgan Stanley	17,974	2,531,818
		12,447,116

Health Care - 14.9%
Abbott Laboratories	6,626	901,202
AbbVie, Inc.	9,322	1,730,350
Elevance Health, Inc.	3,697	1,437,985
Johnson & Johnson	11,088	1,693,692
Medtronic PLC	17,318	1,509,610
Quest Diagnostics, Inc.	9,842	1,767,918
		9,040,757

Industrials - 22.6%
Automatic Data Processing, Inc.	8,048	2,482,003
Deere & Co.	1,749	889,349
Fastenal Co.	59,176	2,485,392
Honeywell International, Inc.	10,318	2,402,856
Paychex, Inc.	4,707	684,680
Rockwell Automation, Inc.	3,182	1,056,965
TE Connectivity PLC	12,021	2,027,582
Union Pacific Corp.	7,064	1,625,285
		13,654,112

Materials - 6.9%
Agnico Eagle Mines Ltd.	11,700	1,391,481
Air Products and Chemicals, Inc.	4,409	1,243,602
Mosaic Co.	41,720	1,521,946
		4,157,029

Technology - 6.3%
Accenture PLC - Class A	1,938	579,249
Analog Devices, Inc.	3,632	864,488
Texas Instruments, Inc.	11,356	2,357,733
		3,801,470

Utilities - 3.5%
NextEra Energy, Inc.	30,123	2,091,139
TOTAL COMMON STOCKS (Cost $50,467,585)		57,891,755

The accompanying notes are an integral part of these financial statements.	9

Madison Dividend Value ETF

Schedule of Investments

June 30, 2025 (Continued)

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.9%	Shares	Value
Real Estate - 3.9%
American Tower Corp.	7,749	1,712,684
VICI Properties, Inc.	18,447	601,372
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,184,239)		2,314,056

TOTAL INVESTMENTS - 99.7% (Cost $52,651,824)		60,205,811
Money Market Deposit Account - 0.3%(a)		204,320
Other Assets in Excess of Other Assets - 0.0%(b)		25,277
TOTAL NET ASSETS - 100.0%		$60,435,408

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	10

Madison Short-Term Strategic Income ETF

Schedule of Investments

June 30, 2025

CORPORATE BONDS - 65.7%	Par	Value
Communications - 4.3%
Lamar Media Corp., 4.88%, 01/15/2029	620,000	$612,891
Sprint LLC, 7.63%, 03/01/2026	1,150,000	1,161,009
VeriSign, Inc., 4.75%, 07/15/2027	1,140,000	1,140,035
		2,913,935

Consumer Discretionary - 1.4%
Paychex, Inc., 5.10%, 04/15/2030	500,000	511,957
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	400,000	422,635
		934,592

Consumer Staples - 3.1%
Diageo Investment Corp., 5.13%, 08/15/2030	200,000	205,999
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(a)	600,000	596,556
Mars, Inc., 4.80%, 03/01/2030(a)	500,000	506,421
Performance Food Group, Inc., 5.50%, 10/15/2027(a)	800,000	798,329
		2,107,305

Energy - 9.1%
Energy Transfer LP, 5.25%, 07/01/2029	1,200,000	1,229,430
Kinder Morgan, Inc., 5.00%, 02/01/2029	220,000	223,405
Marathon Petroleum Corp., 5.15%, 03/01/2030	1,275,000	1,298,979
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,175,000	1,175,277
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027	793,000	792,789
Valero Energy Corp., 5.15%, 02/15/2030	325,000	331,328
Valero Energy Partners LP, 4.50%, 03/15/2028	1,155,000	1,157,139
		6,208,347

Financials - 29.6%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,033,000	1,037,297
American Express Co., 5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031	400,000	408,327
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	1,620,000	1,638,498
Bank of New York Mellon Corp., 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	1,131,000	1,143,272
Boston Properties LP, 6.75%, 12/01/2027	715,000	750,768
Capital One Financial Corp.
4.10%, 02/09/2027	1,348,000	1,341,594
5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	925,000	951,695
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,296,000	1,304,047
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	1,243,000	1,244,388
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	1,081,000	1,134,034
Iron Mountain, Inc., 4.50%, 02/15/2031(a)	575,000	548,041
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,233,000	1,227,199
KeyCorp, 4.10%, 04/30/2028	1,028,000	1,021,384
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	1,150,000	1,116,958
Morgan Stanley
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,288,000	1,268,181
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	250,000	256,298
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,296,000	1,327,176
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	625,000	648,087
SBA Communications Corp., 3.88%, 02/15/2027	713,000	701,580
Synchrony Financial, 5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	750,000	756,590
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	250,000	253,725
		20,079,139
Health Care - 5.1%
Centene Corp., 4.25%, 12/15/2027	768,000	756,298
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	1,500,000	1,521,691
HCA, Inc., 5.88%, 02/15/2026	1,150,000	1,151,251
		3,429,240

The accompanying notes are an integral part of these financial statements.	11

Madison Short-Term Strategic Income ETF

Schedule of Investments

June 30, 2025 (Continued)

Industrials - 6.3%
Boeing Co., 6.30%, 05/01/2029	1,000,000	1,056,708
Clean Harbors, Inc., 6.38%, 02/01/2031(a)	625,000	640,199
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	575,000	556,414
TransDigm, Inc., 6.88%, 12/15/2030(a)	750,000	778,954
United Rentals North America, Inc., 5.50%, 05/15/2027	1,258,000	1,258,281
		4,290,556

Materials - 2.9%
Ball Corp., 4.88%, 03/15/2026	988,000	986,715
Celanese US Holdings LLC, 6.42%, 07/15/2027	613,000	634,684
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032	375,000	381,496
		2,002,895

Technology - 3.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	1,053,000	1,018,042
Gartner, Inc., 4.50%, 07/01/2028(a)	1,000,000	989,411
Micron Technology, Inc., 5.65%, 11/01/2032	250,000	259,830
NetApp, Inc., 5.50%, 03/17/2032	350,000	360,446
		2,627,729
TOTAL CORPORATE BONDS (Cost $43,220,704)		44,593,738

MORTGAGE-BACKED SECURITIES - 10.6%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SB8384, 5.00%, 05/01/2040	979,259	986,179
Pool SD8266, 4.50%, 11/01/2052	1,056,884	1,012,717
Pool SD8267, 5.00%, 11/01/2052	165,277	162,773
Pool SD8276, 5.00%, 12/01/2052	418,340	412,002
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	50,726	51,845
Pool 555880, 5.50%, 11/01/2033	84,141	86,109
Pool 890696, 3.00%, 09/01/2030	33,195	32,447
Pool FS9357, 5.50%, 10/01/2054	477,036	478,474
Pool MA0919, 3.50%, 12/01/2031	126,762	124,346
Pool MA2177, 4.00%, 02/01/2035	77,226	76,481
Pool MA4785, 5.00%, 10/01/2052	504,878	497,255
Pool MA4806, 5.00%, 11/01/2052	406,774	401,366
Pool MA4841, 5.00%, 12/01/2052	1,360,104	1,341,056
Pool MA5072, 5.50%, 07/01/2053	1,309,675	1,311,498
Pool MA5539, 5.00%, 11/01/2044	249,343	249,280
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,233,283)		7,223,828

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8%	Par	Value
Commercial Mortgage Pass Through Certificates, Series 2015-CR26, Class A4, 3.63%, 10/10/2048	262,467	261,272
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	69,447	71,249
Series 4037, Class B, 3.00%, 04/15/2027	47,937	47,387
Series 4838, Class VA, 4.00%, 03/15/2036	179,580	178,764
Series 5436, Class AB, 5.50%, 04/25/2049	547,454	551,415
Series 5451, Class A, 5.00%, 05/25/2049	377,629	377,137
Series KJ17, Class A2, 2.98%, 11/25/2025	3,787	3,775
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	140,427	146,463
Series 2011-31, Class DB, 3.50%, 04/25/2031	108,638	106,504
Series 2011-36, Class QB, 4.00%, 05/25/2031	170,428	170,061
Series 2016-97, Class PA, 3.00%, 12/25/2044	574,678	561,053
Series 2020-44, Class TI, 5.50%, 12/25/2035(c)	441,519	63,621
Series 2023-29, Class JA, 5.50%, 05/25/2036	476,837	480,920
Series 2024-100, Class GA, 5.50%, 10/25/2051	693,348	703,870
Series 2024-99, Class EA, 5.50%, 05/25/2051	665,606	675,401
Series 2025-26, Class BA, 5.50%, 05/25/2048	724,758	733,231
Series 2025-5, Class EA, 5.50%, 10/25/2051	682,868	693,032
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	496,905	489,371
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(d)	323,537	326,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,565,456)		6,641,132

The accompanying notes are an integral part of these financial statements.	12

Madison Short-Term Strategic Income ETF

Schedule of Investments

June 30, 2025 (Continued)

ASSET-BACKED SECURITIES - 7.0%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-3, Class A, 4.65%, 07/15/2029	200,000	202,326
Capital One Financial Corp., Series 2022-A3, Class A, 4.95%, 10/15/2027	100,000	100,116
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	500,000	498,574
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027(a)	6,555	6,561
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	735,000	718,835
Series 2023-A, Class A4, 4.77%, 10/15/2030	118,000	118,848
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029(a)	72,838	73,129
Series 2022-4, Class A3, 5.65%, 10/22/2029(a)	100,000	101,209
Series 2023-1, Class A2, 5.51%, 01/22/2029(a)	61,658	61,850
GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class B, 1.25%, 10/18/2027	975,000	960,725
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 06/15/2027(a)	68,333	68,382
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035(a)	80,245	80,640
Series 2023-2A, Class A1, 6.16%, 10/15/2035(a)	63,378	64,144
Santander Consumer USA Holdings, Inc., Series 2022-2, Class B, 3.44%, 09/15/2027	7,428	7,423
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.43%, 10/27/2064(a)(d)	668,479	671,485
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(d)	520,830	522,702
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	508,341
TOTAL ASSET-BACKED SECURITIES (Cost $4,715,061)		4,765,290

U.S. TREASURY SECURITIES - 3.8%	Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	300,000	300,359
4.63%, 09/30/2028	1,000,000	1,027,578
4.00%, 07/31/2030	500,000	504,277
4.13%, 11/15/2032	750,000	755,186
TOTAL U.S. TREASURY SECURITIES (Cost $2,550,221)		2,587,400

U.S. GOVERNMENT AGENCY ISSUES - 0.7%	Par	Value
Federal Farm Credit Banks Funding Corp., 5.48%, 10/02/2028	500,000	500,665
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)		500,665

TOTAL INVESTMENTS - 97.6% (Cost $64,784,725)		66,312,053
Money Market Deposit Account - 1.2%(e)		804,288
Other Assets in Excess of Liabilities - 1.2%		801,468
TOTAL NET ASSETS - 100.0%		$67,917,809

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $10,174,120 or 15.0% of the Fund’s net assets.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(c)	Interest-only security.

(d)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.	13

Statements of Assets and Liabilities

June 30, 2025

				Madison Short-
	Madison Aggregate	Madison Covered	Madison Dividend	Term Strategic
	Bond ETF	Call ETF	Value ETF	Income ETF
ASSETS:
Investments, at value (Note 3)	$65,904,052	$41,343,488	$60,205,811	$66,312,053
Cash - interest bearing deposit account	767,714	3,695,006	204,320	804,288
Interest receivable	565,889	15,659	921	823,719
Dividends receivable	–	33,290	52,473	–
Dividend tax reclaims receivable	–	2,272	4,022	–
Deposit at broker for options contracts	–	30,482	–	–
Total assets	67,237,655	45,120,197	60,467,547	67,940,060

LIABILITIES:
Written options contracts, at value	–	1,428,453	–	–
Payable to advisor (Note 6)	21,655	32,140	32,139	22,251
Total liabilities	21,655	1,460,593	32,139	22,251
NET ASSETS	$67,216,000	$43,659,604	$60,435,408	$67,917,809

NET ASSETS CONSISTS OF:
Paid-in capital	$66,524,603	$48,448,371	$54,917,609	$66,047,104
Total distributable earnings/(accumulated losses)	691,397	(4,788,767)	5,517,799	1,870,705
Total net assets	$67,216,000	$43,659,604	$60,435,408	$67,917,809

Net assets	$67,216,000	$43,659,604	$60,435,408	$67,917,809
Shares issued and outstanding(a)	3,305,000	2,345,000	2,725,000	3,300,000
Net asset value per share	$20.34	$18.62	$22.18	$20.58

COST:
Investments, at cost	$65,223,521	$46,086,202	$52,651,824	$64,784,725

PROCEEDS:
Written options premium	$–	$1,014,516	$–	$–

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended June 30, 2025

				Madison Short-
	Madison Aggregate	Madison Covered	Madison Dividend	Term Strategic
	Bond ETF	Call ETF	Value ETF	Income ETF
INVESTMENT INCOME:
Interest income	$3,392,594	$347,165	$12,582	$3,713,938
Dividend income	–	994,064	1,570,476	–
Less: Dividend withholding taxes	–	(1,098)	(3,720)	–
Less: Issuance fees	–	–	(67)	–
Total investment income	3,392,594	1,340,131	1,579,271	3,713,938

EXPENSES:
Investment advisory fee (Note 6)	257,420	531,752	381,976	263,364
Interest expense	–	11,352	–	–
Total expenses	257,420	543,104	381,976	263,364
NET INVESTMENT INCOME	3,135,174	797,027	1,197,295	3,450,574

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	13,706	530,171	285,029	210,061
Written options contracts expired or closed	–	3,195,176	–	–
In-kind redemptions	55,133	–	604,682	–
Net realized gain (loss)	68,839	3,725,347	889,711	210,061
Net change in unrealized appreciation (depreciation) on:
Investments	407,268	(808,751)	4,863,933	638,386
Written options contracts	–	(222,904)	–	–
Net change in unrealized appreciation (depreciation)	407,268	(1,031,655)	4,863,933	638,386
Net realized and unrealized gain (loss)	476,107	2,693,692	5,753,644	848,447
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,611,281	$3,490,719	$6,950,939	$4,299,021

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Madison Aggregate Bond ETF		Madison Covered Call ETF
	Year ended June	Period ended June	Year ended June	Period ended June
	30, 2025	30, 2024(a)	30, 2025	30, 2024(b)
OPERATIONS:
Net investment income (loss)	$3,135,174	$2,078,991	$797,027	$1,174,593
Net realized gain (loss)	68,839	9,892	3,725,347	7,661,201
Net change in unrealized appreciation (depreciation)	407,268	273,262	(1,031,655)	(4,124,996)
Net increase (decrease) in net assets from operations	3,611,281	2,362,145	3,490,719	4,710,798

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,174,322)	(2,035,682)	(4,072,877)	(8,917,406)
From return of capital	–	–	–	(702,958)
Total distributions to shareholders	(3,174,322)	(2,035,682)	(4,072,877)	(9,620,364)

CAPITAL TRANSACTIONS:
Shares sold	15,340,106	57,747,652 (c)	472,220	81,696,777
Shares redeemed	(3,051,855)	(3,609,865)	(27,468,471)	(5,549,198)
ETF transaction fees (Note 11)	11,063	15,477	–	–
Net increase (decrease) in net assets from capital transactions	12,299,314	54,153,264	(26,996,251)	76,147,579

NET INCREASE (DECREASE) IN NET ASSETS	12,736,273	54,479,727	(27,578,409)	71,238,013

NET ASSETS:
Beginning of the period	54,479,727	–	71,238,013	–
End of the period	$67,216,000	$54,479,727	$43,659,604	$71,238,013

SHARES TRANSACTIONS
Shares sold	750,000	2,880,000 (c)	25,000	4,050,000
Shares redeemed	(150,000)	(175,000)	(1,455,000)	(275,000)
Total increase (decrease) in shares outstanding	600,000	2,705,000	(1,430,000)	3,775,000

(a)	Inception date of the Fund was August 28, 2023.

(b)	Inception date of the Fund was August 21, 2023.

(c)	The Fund was organized with 5,000 shares of beneficial interest on June 27, 2023, for $100,000, which represents the seed investment made by the Investment Advisor.

Statements of Changes in Net Assets

	Madison Dividend Value ETF		Madison Short-Term Strategic Income ETF
	Year ended June	Period ended June	Year ended June	Period ended June
	30, 2025	30, 2024(a)	30, 2025	30, 2024(b)
OPERATIONS:
Net investment income (loss)	$1,197,295	$1,417,023	$3,450,574	$2,515,316
Net realized gain (loss)	889,711	(1,337,395)	210,061	24,089
Net change in unrealized appreciation (depreciation)	4,863,933	2,690,054	638,386	888,942
Net increase (decrease) in net assets from operations	6,950,939	2,769,682	4,299,021	3,428,347

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,178,147)	(1,394,996)	(3,394,329)	(2,462,334)
Total distributions to shareholders	(1,178,147)	(1,394,996)	(3,394,329)	(2,462,334)

CAPITAL TRANSACTIONS:
Shares sold	4,344,145	68,685,902	7,209,195	58,822,175
Shares redeemed	(5,262,652)	(14,479,465)	–	–
ETF transaction fees (Note 11)	–	–	5,994	9,740
Net increase (decrease) in net assets from capital transactions	(918,507)	54,206,437	7,215,189	58,831,915

NET INCREASE (DECREASE) IN NET ASSETS	4,854,285	55,581,123	8,119,881	59,797,928

NET ASSETS:
Beginning of the period	55,581,123	–	59,797,928	–
End of the period	$60,435,408	$55,581,123	$67,917,809	$59,797,928

SHARES TRANSACTIONS

Statements of Changes in Net Assets

	Madison Dividend Value ETF		Madison Short-Term Strategic Income ETF
	Year ended June	Period ended June	Year ended June	Period ended June
	30, 2025	30, 2024(a)	30, 2025	30, 2024(b)
Shares sold	200,000	3,500,000	350,000	2,950,000
Shares redeemed	(250,000)	(725,000)	–	–
Total increase (decrease) in shares outstanding	(50,000)	2,775,000	350,000	2,950,000

(a)	Inception date of the Fund was August 14, 2023.

(b)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Aggregate Bond ETF

		Period ended
	Year ended	June 30,
	June 30, 2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.99	0.87
Net realized and unrealized gain (loss) on investments(c)	0.20	0.06
Total from investment operations	1.19	0.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.96)	(0.80)
Net realized gains	(0.03)	–
Total distributions	(0.99)	(0.80)

ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$20.34	$20.14

TOTAL RETURN(e)	6.03%	4.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,216	$54,480
Ratio of expenses to average net assets(f)	0.40%	0.40%
Ratio of net investment income (loss) to average net assets(f)	4.87%	5.16%
Portfolio turnover rate(e)(g)	27%	19%

(a)	Inception date of the Fund was August 28, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Covered Call ETF

		Period ended
	Year ended	June 30,
	June 30, 2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.87	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.25	0.31
Net realized and unrealized gain (loss) on investments(c)	0.87	1.05
Total from investment operations	1.12	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.90)	(2.31)
Net realized gains	(0.47)	–
Return of capital	–	(0.18)
Total distributions	(1.37)	(2.49)
Net asset value, end of period	$18.62	$18.87

TOTAL RETURN(d)	6.09%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$43,660	$71,238
Ratio of expenses to average net assets:
Before expense reimbursement(e)	0.92%	0.99%
After expense reimbursement(e)	0.92%	0.90%
Ratio of interest expense on written options to average net
assets(e)	0.02%	0.09%
Ratio of operational expenses to average net assets excluding interest expense on written options(e)	0.90%	0.90%
Ratio of net investment income (loss) to average net assets(e)	1.35%	1.79%
Portfolio turnover rate(d)(f)	82%	205%

(a)	Inception date of the Fund was August 21, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Dividend Value ETF

		Period ended
	Year ended	June 30,
	June 30, 2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.03	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.44	0.44
Net realized and unrealized gain (loss) on investments(c)	2.14	0.02
Total from investment operations	2.58	0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.43)
Total distributions	(0.43)	(0.43)
Net asset value, end of period	$22.18	$20.03

TOTAL RETURN(d)	12.96%	2.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,435	$55,581
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.04%	2.55%
Portfolio turnover rate(d)(f)	50%	60%

(a)	Inception date of the Fund was August 14, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Short-Term Strategic Income ETF

		Period ended
	Year ended	June 30,
	June 30, 2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.27	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.07	0.90
Net realized and unrealized gain (loss) on investments(c)	0.29	0.22
Total from investment operations	1.36	1.12

LESS DISTRIBUTIONS FROM:
Net investment income	(1.05)	(0.85)
Total distributions	(1.05)	(0.85)

ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$20.58	$20.27

TOTAL RETURN(e)	6.87%	5.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,918	$59,798
Ratio of expenses to average net assets(f)	0.40%	0.40%
Ratio of net investment income (loss) to average net assets(f)	5.24%	5.49%
Portfolio turnover rate(e)(g)	33%	17%

(a)	Inception date of the Fund was September 5, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025

1. ORGANIZATION

Madison ETFs Trust, a Delaware statutory Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) . The Trust consists of separate investment portfolios or funds (each, a “Fund” and collectively, the “Funds”), each of which have different investment objectives and policies. Each Fund is a diversified, open-end management investment company, commonly known as an exchange-traded fund (“ETF”). The Funds in this report as described are as follows:

Fund

Madison Aggregate Bond ETF (“MAGG”)

Madison Covered Call ETF (“CVRD”)

Madison Dividend Value ETF (“DIVL”)

Madison Short-Term Strategic Income ETF (“MSTI”)

The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Advisor” or “Madison”), the Funds’ investment advisor. Tidal Investments LLC (“Tidal Investments” or the “Subadvisor”), a Tidal Financial Group company, serves as investment subadvisor to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and ETFs listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage -backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is

MADISON ETFs TRUST

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on the NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i. e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U. S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Advisor’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time a fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange listed funds. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. The majority of each Fund’s expenses are borne by Madison under its investment advisory agreement with the Funds.

Foreign Currency Transactions: The Funds’ books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i. e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement. Each Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the year ended June 30, 2025, none of the Funds had forward foreign currency exchange contracts. If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, a fund will be required to place cash or other liquid assets in a segregated account with a fund’s custodian in an amount equal to the value of a fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount each Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When -issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, a fund may segregate cash or other liquid securities, of any type or maturity, equal in value to a fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2025, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc .)

Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the year ended June 30, 2025, maximized the use of observable inputs, and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2025, in valuing the Funds’ investments carried at fair value (please see the Schedule of Investments for each Fund for a listing of all securities within each category):

MAGG

Description^	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$23,580,117	$—	$23,580,117
Corporate Bonds	—	21,692,082	—	21,692,082
U.S. Treasury Securities	—	15,928,824	—	15,928,824
Asset-Backed Securities	—	1,872,069	—	1,872,069
Collateralized Mortgage Obligations	—	2,830,960	—	2,830,960
Total Investments in Securities	$—	$65,904,052	$—	$65,904,052

^	See Schedule of Investments for underlying holdings.

CVRD

Description^	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$40,061,572	$—	$—	$40,061,572
Real Estate Investment Trusts - Common	1,281,916	—	—	1,281,916
Total Investments in Securities	$41,343,488	$—	$—	$41,343,488
Liabilities
Written Options Contracts, at value	$—	$(1,428,453)	$—	$(1,428,453)
Total Investments in Securities	$—	$(1,428,453)	$—	$(1,428,453)

^	See Schedule of Investments for underlying holdings.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

DIVL

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$57,891,755	$—	$—	$57,891,755
Real Estate Investment Trusts - Common	2,314,056	—	—	2,314,056
Total Investments in Securities	$60,205,811	$—	$—	$60,205,811

^	See Schedule of Investments for underlying holdings.

MSTI

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$44,593,738	$—	$44,593,738
Asset-Backed Securities	—	4,765,290	—	4,765,290
Mortgage-Backed Securities	—	7,223,828	—	7,223,828
Collateralized Mortgage Obligations	—	6,641,132	—	6,641,132
U.S. Treasury Securities	—	2,587,400	—	2,587,400
U.S. Government Agency Issues	—	500,665	—	500,665
Total Investments in Securities	$—	$66,312,053	$—	$66,312,053

^	See Schedule of Investments for underlying holdings.

4. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position and results of operations. As of June 30, 2025, the Madison Covered Call ETF has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of June 30, 2025:

		Assets Derivatives as		Liabilities Derivatives as
Fund	Instrument	of June 30, 2025		of June 30, 2025
		Statements of Assets and		Statements of Assets and
		Liabilities Location	Fair Value	Liabilities Location	Fair Value
	Equity Contracts -	Written Options Contracts,		Written Options Contracts,

CVRD	Call Options Written	at value	$—	at value	$1,428,453

The following table presents the effect of derivative instruments on the Statements of Operations for the year ended June 30, 2025.

Fund	Instrument	Statement of Operations	Realized Gain (Loss) Written Options	Change in Unrealized Appreciation/Depreciation Written Options
Equity Contracts –

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

CVRD	Call Options Written	Written Options Contracts	$3,195,176	$(222,904)

The average contracts and notional amount (based on the open positions at each month-end) of derivative activity during the year ended June 30, 2025.

Fund		Average Contracts(a)	Average Notional Amount
CVRD	Equity Contracts - Call Options Written	5,082	$48,965,050

(a)	Number of Contracts

There was no impact on the financial statements of the other Funds as they did not hold derivative investments during the year ended June 30, 2025.

5. SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that each Fund operates as a single reportable segment.

The Funds’ investment activities are managed by the Advisor, which serves as the Chief Operating Decision Maker (“CODM”). The Advisor is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Advisor evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate their reporting requirements in accordance with applicable accounting standards.

6. ADVISORY, SUB-ADVISORY AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of June 30, 2025:

Fund	Investment Advisory Fee
MAGG	0.40%
CVRD	0.90%
DIVL	0.65%
MSTI	0.40%

During the term of this Advisory Agreement, the Advisor shall bear its own costs of providing services under this Agreement. The Advisor agrees to pay or cause to be paid all expenses incurred by the Trust and each Fund, including payments to other entities, but excluding Advisory Fees and Other Expenses (see below).

Subadvisory Agreement. The Subadvisor serves as subadvisor, pursuant to the sub-advisory agreement between the Advisor and the Subadvisor (the “Subadvisory Agreement”). Pursuant to the Subadvisory agreement, the Subadvisor is responsible for, among other things, trading portfolio securities (CVRD and DIVL) and performing related services, and providing tax optimization services, subject to the supervision of the Advisor and the Board. For its services, the Subadvisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly. The Subadvisor currently waives this fee for MAGG and MSTI.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

Distribution Agreement. MFD Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Officers and Trustees: Certain officers and a trustee of the Funds are also officers of the Investment Advisor. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated out of the Funds’ unitary management fee.

7. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, MAGG, DIVL, and MSTI declare dividends, if any, monthly. CVRD declares dividends, if any, quarterly. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually. Distributions are recorded on each Fund’s ex-distribution date.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

8. SECURITIES TRANSACTIONS

For the year ended June 30, 2025, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
MAGG	$31,261,490	$19,234,093	$6,644,988	$2,367,439	$12,536,500	$9,251,906
CVRD	43,867,961	71,812,913	—	—	—	—
DIVL	33,710,712	34,660,070	4,289,737	5,203,579	—	—
MSTI	27,532,329	21,392,812	2,189,864	—	1,598,434	3,906,085

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

9.      COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call ETF pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks and REITs. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked-to-market to reflect the current fair value of the option written. These liabilities are reflected as written options contracts in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

10. FOREIGN SECURITIES Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the US or whose principal operations are outside the US or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the US; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities. Certain of the Funds have reclaims receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Dividends and interest receivable on the Statements of Assets and Liabilities.

These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11.   FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements. The Funds have not recorded any liabilities for material unrecognized tax benefits as of the year ended June 30, 2025. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. During the current fiscal year, Madison Dividend Value ETF utilized $340,459 of capital loss carryforwards to offset current year net realized gains. As of June 30, 2025, there were short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
MAGG	$—	$—
CVRD	—	—
DIVL	2,024,235	—
MSTI	—	—

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Madison Aggregate Bond ETF has elected to defer capital losses in the amount of $15,189 for the fiscal year ended June 30, 2025.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

The tax character of distributions paid during the year ended June 30, 2025, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
MAGG	$3,143,967	$30,555	$—
CVRD	4,072,877	—	—
DIVL	1,178,147	—	—
MSTI	3,394,329	—	—

The tax character of distributions paid during the year ended June 30, 2024, were as follows:

Fund	Ordinary Income	Return of Capital
MAGG	$2,035,682	$—
CVRD	8,917,406	702,958
DIVL	1,394,996	—
MSTI	2,462,334	—

As of June 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	MAGG	CVRD	DIVL	MSTI
Cost of investments(1)	$65,291,846	$45,146,379	$52,702,181	$64,784,725
Gross tax unrealized appreciation	1,091,299	1,930,193	8,569,522	1,596,152
Gross tax unrealized depreciation	(479,093)	(7,161,537)	(1,065,892)	(68,824)
Net tax unrealized appreciation (depreciation)	612,206	(5,231,344)	7,503,630	1,527,328
Undistributed ordinary income (loss)	94,381	442,577	41,176	174,404
Undistributed long-term capital gain (loss)	—	—	—	168,974
Total distributable earnings	94,381	442,577	41,176	343,378
Other accumulated gain (loss)	(15,190)	—	(2,027,007)	(1)
Total distributable earnings/(accumulated losses)	$691,397	$(4,788,767)	$5,517,799	$1 870,705

(1)	The difference between book and tax-basis cost of investments was attributable primarily to wash sales.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
MAGG	$(49,352)	$49,352
CVRD	—	—
DIVL	(598,774)	598,774
MSTI	—	—

The permanent differences primarily relate to the tax treatment of redemptions in-kind.

12. PRINCIPAL INVESTMENT RISKS

Call Risk. If a bond issuer “calls” a bond held by the Funds (i.e., pays it off at a specified price before it matures), the Funds could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Funds paid for the bond.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i. e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds. The Funds may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Covered Call Strategy Risk. As the writer of a covered call option, the Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. The Funds will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Funds.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation, including that the issuer of a debt security will be unable to meet its interest or principal payment obligations when due.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Funds may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Depositary Receipt Risk. Depositary receipts, such as ADRs, GDRs, and European depositary receipts (“EDRs”), may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over-the-counter may also be subject to liquidity risk.

Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

Equity Risk. The risk that securities held by the Funds will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, and the circumstances and performance of companies whose securities the Funds hold. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed-income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks. The Funds may invest in other investment companies, including other ETFs. The Funds will experience similar risks with respect to their holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAV’s). Index-based ETF

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Funds bear their proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer- term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Growth Investing Risk. The Funds may invest in common stocks issued by companies which, based upon their higher-than-average price-to-book ratios, are expected to experience greater earnings growth rates relative to other companies in the same industry or the economy as a whole. Securities of growth companies may be more volatile than other stocks. If the perception of a company’s growth potential is not realized, the securities purchased may not perform as expected. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, growth stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. The Funds may actively and frequently trade a significant portion of the Funds’ holdings. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Funds’ assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term debt securities and higher for longer-term debt securities. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bonds maturity, the more sensitive it is to this risk. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Market Risk. The share price of the Funds reflects the value of the securities it holds. If a security’s price falls, the share price of the Funds will go down (unless another security’s price rises by an offsetting amount). If the Funds’ share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Mid-Cap Risk. The Funds’ investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger-capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Mortgage-Backed Securities Risk. The Funds may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Funds could be exposed to prepayment risk. In that case, the Funds would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Non-Investment-Grade Security Risk. To the extent that the Funds invest in non-investment-grade securities, the Funds are also subject to above -average credit, market and other risks. Issuers of non-investment-grade securities (i. e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Subadvisor to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying securities, changes in interest or currency exchange rates (including anticipated volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events, and the remaining time to the options’ expiration. At times, there may be significant differences between the securities and options markets that could result in an imperfect correlation between these markets. Additionally, the trading hours for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. The number of options which the Funds may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.

Prepayment Risk. The risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Funds may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.

Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Funds would have to look to the agency issuing the bond for ultimate repayment.

Valuation Risk. The price the Funds could receive upon the sale of a security or other asset may differ from the Funds’ valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Funds’ portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Funds’ shares.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

Value Investing Risk. The Funds may invest in common stocks issued by companies which, based upon their lower-than-average price-to-book ratios, are believed to be undervalued or inexpensive relative to other companies in the same industry or the economy as a whole. These common stocks are considered undervalued or inexpensive on the basis of the issuer’s business and economic fundamentals or the securities’ current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors and will generally underperform during periods when value style investments are out of favor.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized above is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The above risks could affect the value of your performance in the Funds: The risks above apply to each Fund as indicated in the following table. The number of risk factors applicable to a Fund does not necessarily correlate to the overall risk of an investment in that Fund.

	MAGG	CVRD	DIVL	MSTI

Call Risk	X			X
Counterparty Risk		X
Covered Call Strategy Risk		X
Covered Call Tax Risk		X
Covered Put Strategy Risk		X		X
Credit Risk	X
Debt Securities Risk	X	X		X
Depositary Receipt Risk			X
Derivatives Risk		X
Equity Risk		X	X	X
ETF Risks	X	X
Extension Risk	X			X
Foreign Security and Emerging Market Risk		X	X
Growth Investing Risk		X
High Portfolio Turnover Risk		X		X
Income Risk	X
Inflation Risk	X			X
Interest Rate Risk	X			X
Market Risk	X	X	X	X
Mid-Cap Risk		X
Mortgage-Backed Securities Risk				X
Non-Investment-Grade Security Risk	X			X
Options Risk		X
Prepayment Risk	X			X
Restricted Securities Risk	X			X
Risk of Default	X			X
Valuation Risk	X	X		X
Value Investing Risk		X	X

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Continued)

13. SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. MAGG, DIVL, and MSTI declared a distribution from net investment income on securities. There were no other events that have taken place that meet the definition of subsequent events that require adjustment to, or disclosure in the financial statements.

On July 28, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of July 29, 2025, payable July 31, 2025, as follows:

	Ordinary Income	Per Share Amount
MAGG	$243,777	$0.07376
DIVL	59,864	0.02259
MSTI	256,773	0.07781

On August 26, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of August 27, 2025, payable August 29, 2025, as follows:

	Ordinary Income	Per Share Amount
MAGG	$252,166	$0.07807
DIVL	80,613	0.03042
MSTI	271,722	0.08234

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Madison ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of the funds listed below (the “Funds”), each a series of Madison ETFs Trust, as of June 30, 2025, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of Changes in Net Assets and
Fund Name	Operations	Financial Highlights
Madison Aggregate Bond ETF	For the year ended June 30, 2025	For the year ended June 30, 2025 and the period from August 28, 2023 (commencement of operations) to June 30, 2024
Madison Covered Call ETF	For the year ended June 30, 2025	For the year ended June 30, 2025 and the period from August 21, 2023 (commencement of operations) to June 30, 2024
Madison Dividend Value ETF	For the year ended June 30, 2025	For the year ended June 30, 2025 and the period from August 14, 2023 (commencement of operations) to June 30, 2024
Madison Short-Term Strategic Income ETF	For the year ended June 30, 2025	For the year ended June 30, 2025 and the period from September 5, 2023 (commencement of operations) to June 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

August 28, 2025

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar items. We cannot promise future returns. Our opinions are a reflection of our best judgement at the time this report is compiled, and we disclaim any obligations to update or alter forward-looking statements as a result of new information, future events, or otherwise.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.madisonfunds.com/etfs/#documents.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 800-767-0300. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.madisonfunds.com/etfs documents.

FEDERAL TAX INFORMATION

For the year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Madison Aggregate Bond ETF	0.00%
Madison Covered Call ETF	21.17%
Madison Dividend Value ETF	100.00%
Madison Short-Term Strategic Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2025, was as follows:

Madison Aggregate Bond ETF	0.00%
Madison Covered Call ETF	19.10%
Madison Dividend Value ETF	100.00%
Madison Short-Term Strategic Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended June 30, 2025, was as follows:

Madison Aggregate Bond ETF	1.90%
Madison Covered Call ETF	80.43%
Madison Dividend Value ETF	0.00%
Madison Short-Term Strategic Income ETF	0.71%

(b)   Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)    The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Madison ETFs Trust

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date:	September 4, 2025

By:	/s/ Greg D. Hoppe
Greg D. Hoppe, Chief Financial Officer

Date:	September 4, 2025